Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
Charge for the year	£ (1,018)	£ (1,126)	£ (249)
Over provision in respect of prior years	227	186	220
Total current tax	(791)	(940)	(29)
Deferred tax:
Credit for the year	108	246
Reduction in the carrying value of deferred tax assets	(30)	(317)
(Under)/over provision in respect of prior years	(111)	(155)	6
Tax charge for the year	£ (824)	£ (1,166)	£ (23)